DERIVATIVE INSTRUMENTS (Effect of Derivative Instruments in Cash Flow Hedging Relationship on Income and Other Comprehensive Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative [Line Items]
Amount of gain (loss) recognized in other comprehensive income on derivative, net of tax (effective portion)	$ 4,954	$ 5,495
Amount of gain (loss) recognized in other comprehensive income on derivative, net of tax (effective portion)			$ (8,630)
Amount of gain (loss) reclassified from other comprehensive income into income (expenses), net of tax (effective portion)	2,469	429
Amount of gain (loss) reclassified from other comprehensive income into income (expenses), net of tax (effective portion)			(4,781)
Forward contracts
Derivative [Line Items]
Amount of gain (loss) recognized in other comprehensive income on derivative, net of tax (effective portion)	5,901	2,108
Amount of gain (loss) recognized in other comprehensive income on derivative, net of tax (effective portion)			(6,059)
Forward contracts | Cost of revenues, operating expenses and financial expenses
Derivative [Line Items]
Amount of gain (loss) reclassified from other comprehensive income into income (expenses), net of tax (effective portion)	(1,979)	(749)
Amount of gain (loss) reclassified from other comprehensive income into income (expenses), net of tax (effective portion)			4,715
Option contracts
Derivative [Line Items]
Amount of gain (loss) recognized in other comprehensive income on derivative, net of tax (effective portion)	(947)	3,387
Amount of gain (loss) recognized in other comprehensive income on derivative, net of tax (effective portion)			(2,571)
Option contracts | Cost of revenues and operating expenses
Derivative [Line Items]
Amount of gain (loss) reclassified from other comprehensive income into income (expenses), net of tax (effective portion)	$ (490)	$ 320
Amount of gain (loss) reclassified from other comprehensive income into income (expenses), net of tax (effective portion)			$ 66